UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Elkhorn Partners Limited Partnership

Address:   2222 Skyline Drive
           Elkhorn, NE 68022


Form 13F File Number: 28-12336


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Alan S. Parsow
Title: Sole Manager of Parsow Management LLC, the General Partner of Reporting Manager
Phone:  (402) 289-3217

Signature,  Place,  and  Date  of  Signing:

/s/ Alan S. Parsow                 Elkhorn, Nebraska                  11/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              57

Form 13F Information Table Value Total:  $      104,962
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
American Express Co.         COM            25816109       231     4,500 SH       SOLE                    4,500      0    0
Apple Computer Inc           COM            37833100       210       525 SH       SOLE                      525      0    0
Ballantyne of Omaha Inc.     COM            58516105        61    17,000 SH       SOLE                   17,000      0    0
Bankunited Inc               COM            06652K103      497    22,600 SH       SOLE                   22,600      0    0
Berkshire Hathaway Inc. Del  CL A           84670108     5,780        50 SH       SOLE                       50      0    0
Berkshire Hathaway Inc. Del  CL B           84670702     7,641    99,100 SH       SOLE                   99,100      0    0
BP PLC-SPONS ADR             ADRS           55622104       722    16,400 SH       SOLE                   16,400      0    0
Bristol Myers Squibb Co.     COM            110122108      439    14,000 SH       SOLE                   14,000      0    0
Cadiz Inc.                   COM            127537207    1,542   165,760 SH       SOLE                  165,760      0    0
CBS Corp.                    CL B           124857202      308    12,000 SH       SOLE                   12,000      0    0
Chesapeake Energy Corp.      COM            165167107      228     8,500 SH       SOLE                    8,500      0    0
Ciber Inc                    COM            17163B102       67    15,000 SH       SOLE                   15,000      0    0
Cisco Systems Inc.           COM            17275R102      182    10,100 SH       SOLE                   10,100      0    0
Citigoup Inc.                COM            172967424      275     9,000 SH       SOLE                    9,000      0    0
CME Group Inc.               COM            12572Q105    1,348     4,900 SH       SOLE                    4,900      0    0
Columbia Laboratories Inc.   COM            197779101       57    23,200 SH       SOLE                   23,200      0    0
Comcast Corp.                CL A SPL       20030N200    1,013    45,300 SH       SOLE                   45,300      0    0
Cons Tomoka Land Co-Florida  COM            210226106      229     8,286 SH       SOLE                    8,286      0    0
Crexendo Inc                 COM            226552107      242    83,600 SH       SOLE                   83,600      0    0
Dow Chem Co.                 COM            260543103      412    14,600 SH       SOLE                   14,600      0    0
Enerplus Resources Fund      UNIT           292766102    1,119    38,900 SH       SOLE                   38,900      0    0
Fortegra Financial Corp.     COM            34954W104      450    87,465 SH       SOLE                   87,465      0    0
Frontier Communications Corp COM            35906A108      572    98,000 SH       SOLE                   98,000      0    0
Gencorp Inc                  COM            368682100       82    16,200 SH       SOLE                   16,200      0    0
General Electric Co          COM            369604103      603    36,800 SH       SOLE                   36,800      0    0
Goldman Sachs Group Inc      COM            38141G104      342     3,240 SH       SOLE                    3,240      0    0
Google Inc                   CL A           38259P508    1,010     1,660 SH       SOLE                    1,660      0    0
Hewlett-Packard Co           COM            428236103      407    14,600 SH       SOLE                   14,600      0    0
Hollywood Media Corp         COM            436233100      298   235,001 SH       SOLE                  235,001      0    0
Innodata Isogen Inc          COM            457642205      121    35,000 SH       SOLE                   35,000      0    0
IPATH S&P 500 VIX S/T FU ETN ETF            06740C261    1,567    36,600 SH       SOLE                   36,600      0    0
Johnson & Johnson            COM            478160104      403     6,300 SH       SOLE                    6,300      0    0
Kennedy-Wilson Hldgs         COM            489398107   43,985 3,683,800 SH       SOLE                3,683,800      0    0
KKR Financial Holdings       REIT           48248A306      230    27,500 SH       SOLE                   27,500      0    0
Lowes Cos Inc                COM            548661107      234    10,500 SH       SOLE                   10,500      0    0
Magnum Hunter Resources Corp COM            55973B102       68    13,200 SH       SOLE                   13,200      0    0
Martha Stewart Living        CL A           573083102       69    20,000 SH       SOLE                   20,000      0    0
MDC Partners Inc             COM            552697104      715    45,140 SH       SOLE                   45,140      0    0
Microsoft Corp.              COM            594918104    1,836    68,500 SH       SOLE                   68,500      0    0
New Frontier Media Inc       COM            644398109       34    31,500 SH       SOLE                   31,500      0    0
Nucor Corp.                  COM            670346105      733    18,800 SH       SOLE                   18,800      0    0
NYSE Euronext                COM            629491101      961    36,100 SH       SOLE                   36,100      0    0
Orbit Intl Corp              COM            685559304    2,859   706,030 SH       SOLE                  706,030      0    0
Penn West Petroleum Trust    UNIT           707887105    1,162    63,300 SH       SOLE                   63,300      0    0
Perma-Fix Environmental Svcs COM            714157104      486   320,000 SH       SOLE                  320,000      0    0
Pfizer Inc                   COM            717081103      331    16,500 SH       SOLE                   16,500      0    0
Polymet Mining Corp.         COM            731916102      178   136,000 SH       SOLE                  136,000      0    0
Proshares Short Dow 30       ETF            74347R701    1,204    30,200 SH       SOLE                   30,200      0    0
Proshares Short S&P 500      ETF            74347R503    1,414    34,600 SH       SOLE                   34,600      0    0
Reading International Inc    CL A           755408101      265    63,300 SH       SOLE                   63,300      0    0
SMF Energy Corp              COM            78453M208       27    10,000 SH       SOLE                   10,000      0    0
Taylor Devices Inc           COM            877163105      155    18,503 SH       SOLE                   18,503      0    0
Time Warner Inc              COM            887317303      367    10,500 SH       SOLE                   10,500      0    0
Ultra Petroleum Corp         COM            903914109    1,796    49,400 SH       SOLE                   49,400      0    0
Viacom Inc                   CL B           92553P201    1,771    42,100 SH       SOLE                   42,100      0    0
Wal Mart Stores Inc          COM            931142103      388     6,700 SH       SOLE                    6,700      0    0
White Mtns Ins Group Ltd     COM            G9618E107   15,236    35,600 SH       SOLE                   35,600      0    0
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